INCOME TAXES - Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.	$ 197,545	$ (74,360)	$ 269,267
Foreign	12,022	46,054	36,304
Earnings (loss) before income taxes	$ 209,567	$ (28,306)	$ 305,571